Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 1,570,099
Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	874,500
Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	99,301
Non-revolving credit facility [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	564
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,684
Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	131,500
Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
2020 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	28,292
2020 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	25,363
2020 [member] | Non-revolving credit facility [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	564
2020 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	865
2020 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,500
2021 - 2023 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	74,736
2021 - 2023 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	68,061
2021 - 2023 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,675
2021 - 2023 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,000
2024 - 2025 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	881,521
2024 - 2025 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	874,500
2024 - 2025 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	5,877
2024 - 2025 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,144
Sub-Total [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	984,549
Sub-Total [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	874,500
Sub-Total [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	99,301
Sub-Total [member] | Non-revolving credit facility [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	564
Sub-Total [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,684
Sub-Total [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	5,500
No scheduled due date [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	585,550
No scheduled due date [member] | Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
No scheduled due date [member] | Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
No scheduled due date [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
No scheduled due date [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
No scheduled due date [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 58,000